KPM FUNDS, INC.



                            Supplement to Prospectus
                                       and
                       Statement of Additional Information

                            Dated September 3O, 1996


    The following information supplements and replaces the information contained in the sections of the Fund's Prospectus and the Statement of Additional Information entitled "Auditors".

    Effective February 2O, 1997, the Funds auditors will be Deloitte & Touche LLP, 2000 First National Center, Omaha, NE 681O2, independent certified public accountants.